Financial Instruments and Risk Management (Fair Value And Presentation in the Balance Sheet) (Details) - Derivatives [member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ (5.2)
Financial liabilities, at fair value	$ 3.3
Currency Hedging Derivative Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		(4.7)
Financial liabilities, at fair value	3.3
Fuel Options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		(0.5)
Financial liabilities, at fair value	0.0
Gold Options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ (0.1)
Financial liabilities, at fair value	$ (0.7)